Significant Agreements - One S.r.l. ("One") (Details) - Gelesis $ in Thousands, € in Millions	1 Months Ended				12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 01, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Other long-term liabilities					$ 11,729		$ 5,588
Consideration
Cash			$ 12,668
Warrants for redeemable convertible preferred stock			4,706
Fair value of total consideration			17,374
Assets acquired at relative fair value
Intangible asset related to reduction in royalty			15,564						$ 15,564
Equity-method investment			1,810
Total assets acquired			$ 17,374
One
Schedule of Equity Method Investments [Line Items]
Equity interest acquired (as a percent)			10.00%					10.00%
Payment upon achievement of future commercial milestones	$ 7,400	€ 6.5	$ 6,200	€ 5.5
Payment upon achievement of commercial success of new medical indications			$ 12,500	€ 11.0
Require of issue warrant for redeemable convertible preferred stock upon achievement within 30 days of commercial success of new medical indications (as a percent)			2.70%	2.70%
Period of future qualifying equity finance			30 days	30 days
Gross proceeds of future qualifying equity financing			$ 50,000
Cash consideration			13,000					€ 11.5
Net present value			12,700					€ 11.1
Consideration paid					3,100	€ 2.6
Unpaid cash consideration, after adjusting for a foreign currency translation gain and interest expense					5,900		5,600
Other long-term liabilities					5,900
Accrued expense							$ 5,600
Assets acquired at relative fair value
Equity-method investment			$ 1,800		$ 0